Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 655	$ 680
Pension obligations	257	607
Non-capital losses	213	275
Non-depreciable capital property	273	271
Tax credit carryforwards	147	118
Investment in subsidiaries	99	100
Environmental expenditures	44	48
Deferred income tax assets gross	1,688	2,099
Less: valuation allowance	(378)	(380)
Total deferred income tax assets	1,310	1,719
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,354	1,029
Regulatory assets and liabilities	308	728
Other	5	2
Total deferred income tax liabilities	1,667	1,759
Net deferred income tax liabilities	$ (357)	$ (40)